Pensions and other post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2022
Pensions and other post-employment benefits
Schedule of defined benefit plans

	2022				2021
	Defined			Net defined	Defined			Net defined
	benefit	Fair value	Effects of	benefit	benefit	Fair value	Effects of	benefit
EURm	obligation	of plan assets	asset ceiling	balance	obligation	of plan assets	asset ceiling	balance
United States, Pension	(12 340)	17 726	–	5 386	(14 892)	20 987	–	6 095
United States, OPEB	(1 615)	637	–	(978)	(2 015)	759	–	(1 256)
Germany	(1 957)	1 179	–	(778)	(2 630)	1 295	–	(1 335)
United Kingdom	(730)	942	–	212	(1 235)	1 652	–	417
Other	(1 670)	2 207	(84)	453	(1 932)	2 435	(92)	411
Total	(18 312)	22 691	(84)	4 295	(22 704)	27 128	(92)	4 332

Schedule of movements in the defined benefit obligation

	2022				2021
	United States	United States	Other		United States	United States	Other
EURm	pension	OPEB	pension	Total	pension	OPEB	pension	Total
1 January	(14 892)	(2 015)	(5 797)	(22 704)	(15 340)	(2 039)	(6 122)	(23 501)
Current service cost	(113)	–	(92)	(205)	(106)	–	(90)	(196)
Interest expense	(363)	(50)	(94)	(507)	(308)	(41)	(61)	(410)
Past service cost	–	–	2	2	(5)	–	22	17
Settlements	–	–	54	54	–	–	38	38
Total	(476)	(50)	(130)	(656)	(419)	(41)	(91)	(551)
Remeasurements:
(Loss)/gain from change in demographic assumptions	–	(6)	2	(4)	(7)	6	(12)	(13)
Gain/(loss) from change in financial assumptions	2 689	398	1 447	4 534	640	82	267	989
Experience (loss)/gain	(159)	(12)	(149)	(320)	75	(1)	(44)	30
Total	2 530	380	1 300	4 210	708	87	211	1 006
Translation differences	(869)	(114)	54	(929)	(1 184)	(157)	(135)	(1 476)
Contributions from plan participants	–	(59)	(35)	(94)	–	(71)	(27)	(98)
Benefits paid	1 367	253	240	1 860	1 343	219	240	1 802
Other	–	(10)	11	1	–	(13)	127	114
Total	498	70	270	838	159	(22)	205	342
31 December	(12 340)	(1 615)	(4 357)	(18 312)	(14 892)	(2 015)	(5 797)	(22 704)
Weighted average duration of the defined benefit obligation (in years)	7.6	8.7	9.3	8.1	9.1	10.1	12.6	10.1

Present value of obligations includes EUR 14 330 million (EUR 16 788 million in 2021) of wholly funded obligations, EUR 3 009 million (EUR 4 723 million in 2021) of partly funded obligations and EUR 973 million (EUR 1 193 million in 2021) of unfunded obligations.

The movements in the fair value of plan assets for the years ended 31 December:

	2022				2021
	United States	United States	Other		United States	United States	Other
EURm	pension	OPEB	pension	Total	pension	OPEB	pension	Total
1 January	20 987	759	5 382	27 128	19 869	459	5 360	25 688
Interest income	517	18	87	622	411	12	56	479
Administrative expenses and interest on asset ceiling	(18)	–	(5)	(23)	(16)	–	(5)	(21)
Settlements	–	–	(44)	(44)	–	–	(42)	(42)
Total	499	18	38	555	395	12	9	416
Remeasurements:
Return on plan assets, excluding amounts included in interest income	(3 577)	(110)	(959)	(4 646)	760	47	46	853
Total	(3 577)	(110)	(959)	(4 646)	760	47	46	853
Translation differences	1 271	38	(66)	1 243	1 625	50	159	1 834
Contributions:
Employers	28	9	47	84	25	(6)	60	79
Plan participants	–	59	35	94	–	71	27	98
Benefits paid	(1 367)	(253)	(138)	(1 758)	(1 343)	(219)	(147)	(1 709)
Section 420 Transfer(1)	(117)	117	–	–	(348)	348	–	–
Other	2	–	(11)	(9)	4	(3)	(131)	(130)
Total	(183)	(30)	(133)	(346)	(37)	241	(33)	171
31 December	17 726	637	4 328	22 691	20 987	759	5 382	27 128

(1)  Section 420 Transfer. Refer to Future cash flows section below.

The movements in the impact of the asset ceiling limitation for the years ended 31 December:

	2022				2021
	United States	United States	Other		United States	United States	Other
EURm	pension	OPEB	pension	Total	pension	OPEB	pension	Total
1 January	–	–	(92)	(92)	(1 125)	–	(70)	(1 195)
Interest expense	–	–	–	–	(22)	–	–	(22)
Remeasurements:
Change in asset ceiling, excluding amounts included in interest expense	–	–	12	12	1 198	–	(17)	1 181
Translation differences	–	–	(4)	(4)	(51)	–	(5)	(56)
31 December	–	–	(84)	(84)	–	–	(92)	(92)

Schedule of net balances

	2022				2021
	United States	United States	Other		United States	United States	Other
EURm	pension	OPEB	pension	Total	pension	OPEB	pension	Total
31 December	5 386	(978)	(113)	4 295	6 095	(1 256)	(507)	4 332
Consisting of:
Net Pension Assets	5 658	–	1 096	6 754	6 422	–	1 318	7 740
Net Pension Liabilities	(272)	(978)	(1 209)	(2 459)	(327)	(1 256)	(1 825)	(3 408)

Schedule of recognized in the income statement

EURm	2022	2021	2020
Current service cost(1)	205	196	211
Past service cost(1)	(2)	(17)	(63)
Net interest(2)	(92)	(26)	–
Settlements(1)	(10)	4	5
Total	101	157	153

(1)   Included in operating expenses within the consolidated income statement.

(2)   Included in financial expenses within the consolidated income statement.

Schedule of recognized in comprehensive income

EURm	2022	2021	2020
Return on plan assets, excluding amounts included in interest income	(4 646)	853	2 476
(Loss)/gain from change in demographic assumptions	(4)	(13)	288
Gain/(loss) from change in financial assumptions	4 534	989	(2 007)
Experience (loss)/gain	(320)	30	100
Change in asset ceiling, excluding amounts included in interest expense	12	1 181	(233)
Total	(424)	3 040	624

Schedule of actuarial assumptions

		Discount rate %		Mortality table
	2022		2021	2022
United States	4.9		2.4	Pri–2012 w/MP–2020 mortality projection scale
Germany	3.7		0.9	Heubeck 2018G
United Kingdom(1)	4.8		1.9	CMI 2021
Total weighted average for all countries	4.7		2.2

(1)   Tables are adjusted with 1.5% long-term rate of improvement.

Schedule of sensitivity analysis

				Increase in assumption(1)	Decrease in assumption(1)
	2022	2021	Change in assumption	EURm	EURm
Discount rate for determining present values	4.7%	2.2%	1.0%	1 319	(1 541)
Pension growth rate	2.2%	0.4%	1.0%	(261)	218
Inflation rate	2.1%	1.8%	1.0%	(235)	206
Life Expectancy	87-89 years	87-88 years	1 year	(758)	705

(1)   Positive movement indicates a reduction in the defined benefit obligation; a negative movement indicates an increase in the defined benefit obligation.

Schedule of Investment strategies

	2022				2021
EURm	Quoted	Unquoted	Total	%	Quoted	Unquoted	Total	%
Equity securities	1 086	–	1 086	5	1 359	–	1 359	5
Fixed income securities	16 070	164	16 234	71	18 732	164	18 896	70
Insurance contracts	–	790	790	4	–	981	981	4
Real estate	–	1 297	1 297	6	–	1 224	1 224	4
Short-term investments	482	–	482	2	1 646	–	1 646	6
Private equity and other	93	2 709	2 802	12	107	2 915	3 022	11
Total	17 731	4 960	22 691	100	21 844	5 284	27 128	100

Schedule of expected benefit payments

	US Pension			US OPEB		Other countries	Total
				Formerly union	Non-union
EURm	Management	Occupational	Supplemental plans	represented	represented
2023	1 282	243	27	100	58	297	2 007
2024	1 012	226	26	74	59	288	1 685
2025	963	213	25	67	60	291	1 619
2026	916	200	25	58	60	294	1 553
2027	869	186	24	51	60	292	1 482
2028-2032	3 652	747	105	348	303	1 563	6 718